Advances for Vessels Under Construction and Acquisitions	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Advances for Vessels Under Construction and Acquisitions
5.	Advances for Vessels Under Construction and Acquisitions

The amount shown in the accompanying consolidated balance sheet as of December 31, 2017 of $61,577,818 mainly represents advance payments to ship-builders for three LPG carriers under construction contracted in 2014.

On November 17, 2016 and on July 18, 2017, the Company agreed with the shipbuilder the postponement of the delivery dates of the four newbuildings for an additional charge. For the year ended December 31, 2018, these charges of $146,667 (2017: $863,333) were included in the accompanying consolidated statement of operations under the caption “Other operating costs/(income)”.

For the years ended December 31, 2017 and 2018, the movement of the account, advances for vessels under construction and acquisitions was as follows:

Balance, December 31, 2016	55,785,801
Advances for vessels under construction and acquisitions	57,805,820
Capitalized interest	813,423
Capitalized expenses	2,475,138
Vessels delivered	(55,302,364)

Balance, December 31, 2017	61,577,818
Advances for vessels under construction and acquisitions	102,597,821
Capitalized expenses	5,155,821
Vessels delivered	(169,331,460)

Balance, December 31, 2018	—